Construction Services Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Summary of Redeemable Noncontrolling Interest

The following depicts impacts to the balance of the redeemable noncontrolling interest between the indicated periods.

Redeemable Noncontrolling Interest
(Thousands of dollars):
Balance, December 31, 2015	$16,108
Net Income (loss) attributable to redeemable noncontrolling interest	1,148
Foreign currency exchange translation adjustment	5
Centuri distribution to redeemable noncontrolling interest	(439)
Adjustment to redemption value	5,768

Balance, December 31, 2016	$22,590